UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 128 South Tryon Street Suite 1580
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		08/06/09
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    91

Form 13F Information Table Value Total:  $  124,134
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1                  COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
-----------------------------   --------------  --------- ----------   ------------------  ----------  --------  ------------
                                                            VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING
     NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED
-----------------------------   --------------  --------- ----------   -------  ---  ----  ----------  --------  ----  ------
American Intl Group Inc         COM             026874107       1236     17645  SH           Sole        NA      Sole
American Standard               COM             029712106        217      3685  SH
Amerigas Propane                COM             030975106       1573     43500  SH
Anheuser Busch                  COM             035229103        415      7950  SH
Archer-Daniels-Midlnd Co        COM             039483102       1241     37510  SH
Auto Data Processing            COM             053015103       1002     20680  SH
Bank of America                 COM             060505104       2377     48612  SH
BB&T Corporation                COM             054937107        447     11000  SH
Berkshire Hathaway Cl B         CL B            084670207        263        73  SH
Best Buy Company Inc.           COM             086516101       2858     61247  SH
BP Amoco  ADR                   COM             055622104        692      9591  SH
Buckeye Partners Uts L P        COM             118230101        362      7050  SH
C D W Corporation               COM             12512N105       1189     13995  SH
Chevrontexaco Corp              COM             166764100       1280     15195  SH
Cisco                           COM             17275R102        219      7868  SH
Clorox Company                  COM             189054109        805     12960  SH
Computer Sciences Corp          COM             205363104       1665     28150  SH
Conocophillips                  COM             20825C104        627      7990  SH
Coventry Health Care Inc        COM             222862104       3121     54137  SH
Dominion Resources Inc.         COM             25746U109        687      7955  SH
Duke                            COM             26441C105        409     22377  SH
Emerson Electric Co.            COM             291011104       1672     35725  SH
Enbridge Energy                 COM             29250R106       3454     62180  SH
Energy Transfer Equity          COM UT LTD PTN  29273V100       1281     30140  SH
Energy Transfer Partners        UNIT LTD PARTN  29273R109       1242     20125  SH
Entergy Corp.                   COM             29364G103        528      4921  SH
Enterprise Prd Prtnrs Lp        COM             293792107       4104    129011  SH
Equity Residential Properties   SH BEN INT      29476L107        263      5765  SH
Exxon-Mobil                     COM             30231G102       1061     12644  SH
Family Dollar Stores            COM             307000109        362     10560  SH
FedEx Corporation               COM             31428X106       3549     31986  SH
Ferrellgas Partners             UNIT LTD PART   315293100       2223     92155  SH
Fidelity Natl Finl Inc          COM             31620R105        897     37835  SH
First Data Corporation          COM             319963104        903     27635  SH
Fiserv Inc                      COM             337738108       1999     35200  SH
General Dynamics Corp           COM             369550108       1568     20043  SH
General Electric                COM             369604103       1483     38735  SH
Goldman Sachs                   COM             38141G104       1460      6737  SH
Halliburton Company             COM             406216101        284      8230  SH
Harley Davidson Inc.            COM             412822108       1625     27255  SH
Intuit Inc                      COM             461202103       1708     56780  SH
Ishares Emerging Mkt.           MCSI EMERG MKT  464287234       2399     18224  SH
Ishares GS Corp. Bond           IBOXX INV CPBD  464287242        241      2302  SH
Ishares Intermediate Corp Bond  LEHMAN INTER C  464288638        352      3550  SH
Ishares International EAFE      MSCI EAFE IDX   464287465        264      3265  SH
Johnson & Johnson               COM             478160104       1932     31352  SH
Kimberly Clark                  COM             494368103       1144     17102  SH
Kinder Morgan Energy Lp         UNIT LTD PART   494550106       3377     61180  SH
L-3 Communications Hldgs        COM             502424104       1855     19050  SH
Lab Cp Of Amer Hldg New         COM             50540R409       1734     22160  SH
Lincare Holdings Inc            COM             532791100       2022     50730  SH
Lincoln National Corp           COM             534187109        745     10500  SH
Lowes Companies                 COM             548661107       1210     39424  SH
Magellan Midstream Partners     COM UNIT RP LP  559080106       2975     63860  SH
Marathon Oil Group              COM             565849106       2094     34930  SH
MBIA Inc                        COM             55262C100       1708     27445  SH
Mcgraw-Hill Cos                 COM             580645109       1882     27644  SH
Merrill Lynch & Co.             COM             590188108        332      3975  SH
Mylan Labs.                     COM             628530107       1006     55284  SH
Nationwide Finl Svcs Cla        CL A            638612101        807     12765  SH
Noble Corp                      SHS             G65422100       1952     20015  SH
Nokia Corporation               SPONSORED ADR   654902204       2300     81824  SH
Nustar Energy, LP               UNIT COM        67058H102       2418     35302  SH
Oneok Partners Lp               UNIT LTD PARTN  68268N103       3639     53160  SH
Pepsi Bottlling Group           COM             713409100       1000     29690  SH
Pepsico Inc.                    COM             713448108        530      8179  SH
Pfizer Incorporated             COM             717081103        279     10918  SH
Plains All Amern Ppln Lp        UNIT LTD PARTN  726503103       5277     82914  SH
Plum Creek Timber               COM             729251108       2201     52830  SH
Powershares- Dynamic Mkt Port   DYNAMIC MKT PT  73935X104        395      7405  SH
Procter & Gamble Co             COM             742718109        235      3844  SH
Progressive Corp                COM             743263105       1329     55540  SH
Prologis                        SH BEN INT      743410102        735     12920  SH
Quest Diagnostic Inc            COM             74834L100        369      7145  SH
Realty Income                   COM             756109104       1767     70132  SH
Royal Bk Cda Montreal           COM             780087102        308      5800  SH
Royal Caribbean Cruises         COM             V7780T103        890     20710  SH
S P D R -S&P 500                UNIT SER 1      78462F103        857      5694  SH
S&P MidCap 400 I-S              S&P MIDCAP 400  464287507        534      5979  SH
S&P Small Cap 600               S&P SMLCAP 600  464287804        817     11497  SH
Scana Corporation               COM             80589M102        225      5867  SH
Schlumberger                    COM             806857108        314      3696  SH
Suburban Propane                UNIT LTD PART   864482104       2586     54030  SH
Sunoco Logistics Partners       COM UNITS       86764L108       1142     19000  SH
Suntrust Banks Inc              COM             867914103        205      2390  SH
Target Corporation              COM             87612E106       2233     35105  SH
Teppco Partners L P             UT LTD PARTNER  872384102       2405     54225  SH
Thor Industries                 COM             885160101       1524     33770  SH
Wachovia                        COM             929903102        298  5808.693  SH
Washington Mutual Inc           COM             939322103        428     10040  SH
Western Union                   COM             959802109        664     31880  SH
Zimmer Holdings Inc             COM             98956P102       1848     21770  SH
